Employee Retirement Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012 Elan [Member]	Dec. 31, 2012 Elan [Member]	Dec. 31, 2011 Elan [Member]	Dec. 31, 2010 Elan [Member]
Defined Contribution Plan [Line Items]
Percentage of eligible compensetion that participants may contribute		100.00%
Percentage of eligible compensetion that is matched		3.00%
Defined contribution plan, total expense	$ 0.2	$ 0	$ 0.1	$ 0.1	$ 0.1